UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA
MUNICIPAL MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2009

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
Education — 16.5%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 13,185,000	Francis Parker School Project, LOC-Bank of New York, 0.210%, 1/7/10 (a)	$13,185,000
3,850,000	Santa Cruz Montessori School, LOC-Comerica Bank, 0.300%, 1/7/10 (a)	3,850,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
6,680,000	LOC-Bank of Nova Scotia, 0.370%, 1/7/10 (a)	6,680,000
1,335,000	LOC-KBC Bank N.V., 0.390%, 1/7/10 (a)	1,335,000
2,885,000	LOC-Scotiabank, 0.370%, 1/7/10 (a)	2,885,000
	California EFA Revenue:
5,550,000	Refunding, Stanford University, 0.230%, 1/6/10 (a)(b)	5,550,000
14,000,000	TECP, Stanford University, 0.400% due 1/27/10	14,000,000
	California EFA, TECP, Stanford University:
27,000,000	0.280% due 1/6/10	27,000,000
43,000,000	0.350% due 4/14/10	43,000,000
3,200,000	California Infrastructure & Economic Development Bank Revenue, California
	Academy of Sciences, LOC-Bank of Nova Scotia, 0.200%, 1/4/10 (a)	3,200,000
1,500,000	California MFA Revenue, Trinity School, LOC-Comerica Bank, 0.300%,
	1/7/10 (a)	1,500,000
4,570,000	California Municipal Finance Authority Revenue, The Turning Point School,
	LOC-U.S. Bank N.A., 0.210%, 1/7/10 (a)	4,570,000
	California State University, TECP:
14,900,000	0.270% due 3/3/10	14,900,000
	LOC-State Street Bank & Trust Co., JPMorgan Chase:
30,000,000	0.250% due 2/1/10	30,000,000
10,000,000	0.300% due 3/3/10	10,000,000
	California Statewide CDA:
	Revenue:
20,250,000	Concordia University Project, LOC-U.S. Bank, 0.240%, 1/4/10 (a)	20,250,000
7,500,000	Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.,
	0.200%, 1/4/10 (a)	7,500,000
8,780,000	Webb Schools, LOC-Bank of New York, 0.210%, 1/7/10 (a)	8,780,000
14,195,000	Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM,
	SPA-Dexia Credit Local, 0.360%, 1/7/10 (a)	14,195,000
	Grant, CA, Joint Union High School District, COP:
2,275,000	Bridge Funding Program, AGM, SPA-Dexia Credit Local, 1.000%,
	1/7/10 (a)	2,275,000
18,675,000	School Facility Bridge Funding Program, AGM, SPA-Dexia Credit
	Local, 1.000%, 1/7/10 (a)	18,675,000
6,000,000	Irvine, CA, USD Special tax, Community Facilities District No. 06-1, LOC-
	Bank of America N.A., 0.200%, 1/4/10 (a)	6,000,000
	Perris, CA:
3,600,000	School District COP, School Facility Bridge Project, AGM, SPA-Dexia
	Credit Local, 1.000%, 1/7/10 (a)	3,600,000
8,120,000	Union High School District COP, School Financing Project, AGM, SPA-
	Dexia Credit Local, 1.000%, 1/7/10 (a)	8,120,000
1,100,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.370%, 1/6/10 (a)	1,100,000
	Regents of University of California, TECP:
10,000,000	0.200% due 1/12/10	10,000,000
17,500,000	0.230% due 1/12/10	17,500,000
10,000,000	0.250% due 2/9/10	10,000,000
2,500,000	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
	0.240%, 1/7/10 (a)	2,500,000

See Notes to Schedule of Investments.
1

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Education — 16.5% (continued)
$ 8,650,000	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, AGM,
	SPA-Dexia Credit Local, 1.000%, 1/7/10 (a)	$8,650,000

	Total Education	320,800,000

Finance — 1.2%
16,450,000	California Communities Note Program, Note Participations, TRAN, 2.000%
	due 11/4/10	16,615,823
6,435,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit
	Village, LOC-Citibank N.A., 0.230%, 1/6/10 (a)	6,435,000
900,000	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue,
	Capital Projects, 3.000% due 7/15/10	911,467

	Total Finance	23,962,290

General Obligation — 8.3%
	California State, GO:
23,770,000	Kindergarten - University, LOC-Citibank N.A., 0.200%, 1/4/10 (a)	23,770,000
11,600,000	Subordinated, LOC-KBC Bank, 0.260%, 1/4/10 (a)	11,600,000
	Commonwealth of Puerto Rico, GO:
6,100,000	AGM, SPA-Dexia Credit Local, 0.400%, 1/7/10 (a)	6,100,000
1,300,000	AGM, SPA-Dexia Bank, 0.270%, 1/7/10 (a)	1,300,000
	Public Improvements, AGM:
3,900,000	SPA-Dexia Bank, 0.270%, 1/7/10 (a)	3,900,000
1,700,000	SPA-Dexia Credit Local, 0.270%, 1/7/10 (a)	1,700,000
72,510,000	SPA-JPMorgan Chase, 0.350%, 1/7/10 (a)	72,510,000
2,700,000	Refunding, Public Improvements, LOC-Wachovia Bank N.A.,
	0.180%, 1/4/10 (a)	2,700,000
19,000,000	Corona-Norco, CA, USD, GO, TRAN, 1.500% due 9/1/10	19,099,042
5,000,000	Petaluma, CA, City Elementary School District, GO, TRAN,
	1.250% due 11/23/10	5,024,136
2,245,000	Southern Kern, CA, USD, GO, BAN, 5.000% due 11/15/10	2,316,756
2,500,000	Yolo County, Washington, CA, USD, GO, TRAN, 1.250% due 6/30/10	2,503,024
9,160,000	Yuba County, CA, GO, TRAN, 1.500% due 10/29/10	9,215,641

	Total General Obligation	161,738,599

Health Care — 12.4%
	California Health Facilities Finance Authority:
10,020,000	Adventist Health System, LOC-Wachovia Bank, 0.180%, 1/4/10 (a)	10,020,000
	Revenue:
14,200,000	Hospital Adventist Health Systems B, LOC-Wachovia Bank N.A.,
	0.180%, 1/4/10 (a)	14,200,000
600,000	Stanford Hospital, 0.240%, 1/6/10 (a)	600,000
	California Health Facilities Financing Authority:
	Revenue:
5,700,000	Adventist Health System West, LOC-U.S. Bank N.A., 0.200%,
	1/4/10 (a)	5,700,000
200,000	Adventist Health System, LOC-Bank of America N.A., 0.200%,
	1/4/10 (a)	200,000
15,400,000	Catholic Healthcare West, LOC-Citibank N.A., 0.200%, 1/6/10 (a)	15,400,000
14,000,000	Stanford Hospital & Clinics, 0.550% due 6/16/10 (c)	14,000,000
	Kaiser Permanente, TECP:
29,000,000	0.330% due 3/4/10	29,000,000
20,000,000	0.330% due 3/8/10	20,000,000
24,000,000	0.320% due 3/11/10	24,000,000
13,000,000	0.330% due 3/24/10	13,000,000
	California Statewide CDA:
	Revenue:
30,100,000	Cottage Health System, 0.230%, 1/7/10 (a)	30,100,000

See Notes to Schedule of Investments.
2

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Health Care — 12.4% (continued)
$ 12,460,000	John Muir Health, LOC-Wells Fargo Bank, 0.210%, 1/4/10 (a)	$12,460,000
20,000,000	Kaiser Foundation Hospitals, 3.000% due 4/1/10 (c)	20,123,644
14,000,000	TECP, 0.450% due 1/13/10	14,000,000
18,100,000	Pleasanton, CA, COP, Assisted Living Facility Financing,
	LOC-Citibank N.A., 0.200%, 1/7/10 (a)	18,100,000

	Total Health Care	240,903,644

Housing: Multi-Family — 11.0%
	ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue:
1,750,000	Amber Court Apartments, LIQ-FNMA, 0.200%, 1/7/10 (a)	1,750,000
3,725,000	Arbors Apartments, LIQ-FNMA, 0.250%, 1/6/10 (a)	3,725,000
1,580,000	Anaheim, CA, MFH Revenue, Cobblestone Apartments,
	FNMA-Collateralized, 0.290%, 1/7/10 (a)(d)	1,580,000
	California Statewide CDA:
	MFH Revenue:
9,505,000	Arbor Ridge Apartments, FHLMC, LIQ-FHLMC,
	0.310%, 1/7/10 (a)(d)	9,505,000
7,900,000	Avian Glen Apartments Project, LOC-Citibank N.A.,
	0.310%, 1/7/10 (a)(d)	7,900,000
3,415,000	Breezewood Apartments, FNMA, LIQ-FNMA, 0.270%,
	1/7/10 (a)(d)	3,415,000
7,550,000	Campus Pointe Apartments, FNMA, LIQ-FNMA, 0.330%,
	1/7/10 (a)(d)	7,550,000
8,200,000	David Avenue Apartments, FHLMC, LIQ-FHLMC, 0.350%,
	1/6/10 (a)(d)	8,200,000
3,400,000	Harmony Court Apartments, FNMA, LIQ-FNMA, 0.270%,
	1/7/10 (a)(d)	3,400,000
7,009,000	Parkside Terrace, FHLMC, LIQ-FHLMC, 0.310%, 1/7/10 (a)(d)	7,009,000
3,550,000	Phoenix Terrace Apartments, FNMA, LIQ-FNMA, 0.310%,
	1/7/10 (a)(b)(d)	3,550,000
5,200,000	Ridgeway Apartments, LIQ-FHLMC, 0.190%, 1/7/10 (a)	5,200,000
6,540,000	Stoneridge Elk Grove, LOC-Citibank N.A., 0.310%, 1/7/10 (a)(d)	6,540,000
	Multi-Family Revenue:
5,685,000	Varenna Care Center LP, LOC-FHLB, 0.260%, 1/7/10 (a)	5,685,000
800,000	Village Hesperia Apartment, FNMA, 0.290%, 1/7/10 (a)(d)	800,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project,
	FHLMC-Collateralized, 0.210%, 1/7/10 (a)	6,955,000
4,600,000	Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey, 0.210%,
	1/7/10 (a)	4,600,000
3,200,000	Garden Grove, CA, MFH Revenue, Housing California, Malabar Apartments,
	FNMA-Collateralized, 0.150%, 1/7/10 (a)(d)	3,200,000
	Los Angeles, CA:
20,700,000	Community RDA, MFH Revenue, Grand Promenade Project, FHLMC,
	0.210%, 1/7/10 (a)	20,700,000
3,000,000	MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.,
	0.270%, 1/7/10 (a)(d)	3,000,000
2,425,000	Modesto, CA, MFH Revenue, VY Oak Project, LIQ-FHLMC, 0.180%, 1/7/10 (a)	2,425,000
3,000,000	Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC,
	0.250%, 1/7/10 (a)	3,000,000
	Orange County, CA:
	Apartment Development Revenue, WLCO LF Partners:
7,500,000	Issue G, FNMA, 0.180%, 1/7/10 (a)	7,500,000
8,900,000	LIQ-FNMA, 0.180%, 1/7/10 (a)	8,900,000
14,340,000	Housing Authority, Apartment Development Revenue, Oasis Martinique I
	FNMA, LIQ-FNMA, 0.220%, 1/7/10 (a)	14,340,000
	Sacramento County, CA, Housing Authority MFH Revenue:
17,800,000	Logan Park Apartments, FHLMC, LIQ-FHLMC, 0.310%, 1/7/10 (a)(d)	17,800,000

See Notes to Schedule of Investments.

3

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 11.0% (continued)
$ 15,000,000	Seasons at Winter, LIQ-FHLMC, 0.310%, 1/7/10 (a)(d)	$15,000,000
2,300,000	The Lofts at Natomas Apartments LLC, LIQ-FNMA, 0.250%,
	1/7/10 (a)(d)	2,300,000
7,735,000	San Diego, CA, Housing Authority MFH Revenue, Studio 15 Housing
	Partners LLC, LOC-Citibank N.A., 0.310%, 1/7/10 (a)(d)	7,735,000
	San Francisco, CA, City & County RDA, Multi-Family Revenue:
2,400,000	Namiki Apartments, LOC-Citibank N.A., 0.280%, 1/6/10 (a)(d)	2,400,000
7,400,000	Notre Dame Housing Partners LP, LOC-Citibank N.A., 0.280%,
	1/6/10 (a)(d)	7,400,000
75,000	Ocean Beach Apartments, LOC-Citibank N.A., 0.280%, 1/6/10 (a)(d)	75,000
	San Jose, CA, MFH Revenue:
4,200,000	Sunset Square Apartments Project, LOC-Citibank N.A., 0.310%,
	1/7/10 (a)(d)	4,200,000
6,760,000	Villa Monterey Apartments, FNMA, LIQ-FNMA, 0.280%, 1/7/10 (a)(d)	6,760,000
1,075,000	Vacaville, CA, MFH Revenue, Sycamores Apartments, FNMA, LOC-FNMA,
	0.210%, 1/7/10 (a)	1,075,000

	Total Housing: Multi-Family	215,174,000

Industrial Revenue — 3.1%
	Alameda County, CA, IDA Revenue:
2,330,000	JMS Family Partnership, LOC-Wells Fargo Bank N.A., 0.320%,
	1/6/10 (a)(d)	2,330,000
4,560,000	Plyproperties Project, LOC-Wells Fargo Bank, N.A., 0.330%,
	1/7/10 (a)(d)	4,560,000
	California Infrastructure & Economic Development Bank Revenue:
	California Academy of Sciences:
3,420,000	LOC-Northern Trust Co., 0.200%, 1/4/10 (a)	3,420,000
8,500,000	LOC-U.S. Bank N.A., 0.200%, 1/4/10 (a)	8,500,000
10,195,000	Los Angeles County Museum, LOC-Bank of New York, 0.200%, 1/4/10 (a)	10,195,000
16,900,000	Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A., 0.240%, 1/4/10 (a)	16,900,000
	California MFA:
7,800,000	Exempt Facilities Revenue, Refunding, ExxonMobil Project, 0.200%,
	1/4/10 (a)(d)	7,800,000
5,175,000	IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A., 0.300%,
	1/7/10 (a)(d)	5,175,000
	California Statewide CDA:
1,200,000	A&B Die Casting Corp., LOC-Bank of America N.A., 0.370%, 1/7/10
	(a)(d)	1,200,000
1,165,000	Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank, 0.300%,
	1/7/10 (a)	1,165,000

	Total Industrial Revenue	61,245,000

Life Care Systems — 0.8%
	ABAG Finance Authority for Nonprofit Corp., CA:
3,700,000	Casa De Las Campanas, Radian, LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	3,700,000
6,130,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 0.300%, 1/7/10 (a)	6,130,000
5,725,000	Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 0.250%,
	1/7/10 (a)	5,725,000

	Total Life Care Systems	15,555,000

Miscellaneous — 4.8%
7,000,000	California Statewide CDA, TECP, 0.330% due 3/4/10	7,000,000
1,674,000	Irvine, CA, Improvement Bond Act of 1915, Assessment District 87-8,
	LOC-KBC Bank NV, 0.200%, 1/4/10 (a)	1,674,000

See Notes to Schedule of Investments.

4

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Miscellaneous — 4.8% (continued)
$ 2,340,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health
	Project Inc., LOC-Citibank N.A., 0.230%, 1/6/10 (a)	$2,340,000
	Orange County, CA:
1,700,000	Improvement Bond Act 1915, Assessment District 01-1,
	LOC-KBC Bank NV, 0.210%, 1/4/10 (a)	1,700,000
60,000,000	TECP, LOC-Dexia Credit Local, 0.280% due 2/4/10	60,000,000
19,835,000	Riverside County, CA, Teeter Obligation, 2.000% due 10/15/10	20,029,751

	Total Miscellaneous	92,743,751

Pollution Control — 2.0%
	California PCFA:
	Solid Waste Disposal Revenue:
7,835,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.330%,
	1/6/10 (a)(d)	7,835,000
9,305,000	Garaventa Enterprises, LOC-Bank of America N.A., 0.350%,
	1/6/10 (a)(d)	9,305,000
11,000,000	Waste Connections Inc. Project, LOC-Bank of America N.A,
	0.300%, 1/7/10 (a)(d)	11,000,000
10,000,000	PCR, Resource Recovery Revenue, Atlantic Richfield Co. Project,
	0.250%, 1/4/10 (a)(d)	10,000,000

	Total Pollution Control	38,140,000

Public Facilities — 3.8%
	Fremont, CA, COP:
1,240,000	Capital Improvement Financing Project, LOC-Scotiabank, 0.280%,
	1/7/10 (a)	1,240,000
3,265,000	Family Residential Center Financing Project, LOC-KBC Bank N.V.,
	0.280%, 1/7/10 (a)	3,265,000
2,000,000	Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement
	Project, LOC-Bank of America N.A., 0.250%, 1/6/10 (a)	2,000,000
	Irvine, CA, Improvement Bond Act 1915:
7,200,000	Assessment District 04-20, LOC-KBC Bank NV, 0.200%, 1/4/10 (a)	7,200,000
6,850,000	Assessment District No. 07-22, LOC-KBC Bank N.V., 0.200%,
	1/4/10 (a)	6,850,000
12,000,000	Assessment District No. 94, LOC-State Street Bank & Trust Co.,
	0.200%, 1/4/10 (a)	12,000,000
2,220,000	Assessment District No. 97-16, LOC-State Street Bank & Trust Co.,
	0.200%, 1/4/10 (a)	2,220,000
9,891,000	Revenue, Limited Obligation, Assessment District 04-20, LOC-KBC
	Bank NV, 0.200%, 1/4/10 (a)	9,891,000
26,000,000	Los Angeles, CA, Municipal Improvement Corp., TECP, LOC-Bank of
	America N.A., 0.350% due 2/10/10 (e)	26,000,000
3,800,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1,
	LOC-KBC Bank N.V., 0.200%, 1/4/10 (a)	3,800,000

	Total Public Facilities	74,466,000

Solid Waste/Resource Recovery — 1.6%
7,000,000	California MFA Solid Waste Revenue, Allied Waste North America Inc.,
	LOC-Bank of America N.A., 0.300%, 1/7/10 (a)(d)	7,000,000
	California PCFA:
2,535,000	Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A., 0.350%,
	1/6/10 (a)(d)	2,535,000
6,345,000	Athens Services Project, LOC-Wells Fargo Bank N.A., 0.350%,
	1/6/10 (a)(d)	6,345,000
1,015,000	BLT Enterprises, LOC-Wells Fargo Bank N.A., 0.350%, 1/6/10 (a)(d)	1,015,000
2,370,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.330%,
	1/6/10 (a)(d)	2,370,000

See Notes to Schedule of Investments.

5

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Solid Waste/Resource Recovery — 1.6% (continued)
$ 8,440,000	Solid Waste Disposal Revenue, Burrtec Waste Group Inc.,
	LOC-U.S. Bank N.A., 0.330%, 1/6/10 (a)(d)	$8,440,000
3,200,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance Bank,
	0.280%, 1/4/10 (a)	3,200,000

	Total Solid Waste/Resource Recovery	30,905,000

Tax Allocation — 0.5%
10,810,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment
	Project, LOC-Scotiabank, 0.220%, 1/7/10 (a)	10,810,000

Transportation — 10.6%
	City of Long Beach, CA, TECP:
1,700,000	0.270% due 2/2/10	1,700,000
2,500,000	LOC-JPMorgan Chase, 0.270% due 2/2/10	2,500,000
	Los Angeles County, CA, MTA:
300,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.200%, 1/4/10 (a)	300,000
6,500,000	TECP, LOC-BNP Paribas & Dexia Credit Local, 0.350% due 1/7/10	6,500,000
15,800,000	Los Angeles Department of Airports, Revenue, International Airport A,
	LOC-BNP Paribas, 0.330%, 1/4/10 (a)(d)	15,800,000
	Orange County, CA, Local Transportation Authority, TECP, LOC-Dexia Credit
	Local, Bank of America N.A., BNP Paribas, JPMorgan Chase:
23,600,000	0.250% due 1/12/10	23,600,000
36,000,000	0.280% due 2/4/10	36,000,000
5,000,000	Sacramento, CA, Transportation Authority Sales Tax Revenue, LIQ-Barclays
	Bank PLC, 0.200%, 1/7/10 (a)	5,000,000
	San Diego County, CA:
24,776,000	Regional Airport, TECP, LOC-Lloyds TSB Bank PLC, 0.330% due 5/6/10	24,776,000
5,000,000	Regional Transportation Commission, TECP, LOC-Dexia Credit Local,
	0.290% due 1/14/10	5,000,000
	San Francisco, CA, City & County Airports Commission, International Airport
	Revenue:
17,500,000	0.750% due 9/15/10 (c)	17,500,000
10,000,000	0.750% due 9/15/10 (c)	10,000,000
	AGM, SPA-Dexia Credit Local:
24,645,000	0.250%, 1/6/10 (a)	24,645,000
2,500,000	0.250%, 1/6/10 (a)	2,500,000
9,000,000	TECP, LOC-State Street Bank & Trust Co., 0.380% due 2/4/10	9,000,000
20,600,000	San Jose, CA, International Airport State University, TECP,
	LOC-JPMorgan Chase, Dexia Credit Local, Bank of America N.A., 0.400% due 1/7/10	20,600,000
1,500,000	Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue,
	SPA-Banco Bilbao Vizcaya, 0.250%, 1/7/10 (a)	1,500,000

	Total Transportation	206,921,000

Utilities — 11.7%
3,300,000	California Alternative Energy Source Financing Authority Cogeneration
	Revenue, Refunding, GE Capital Corp., Arroyo, 0.280%, 1/6/10 (a)(d)	3,300,000
	California PCFA, PCR, Pacific Gas & Electric:
1,000,000	LOC-Bank One, 0.200%, 1/4/10 (a)	1,000,000
6,000,000	LOC-Bank One N.A., 0.200%, 1/4/10 (a)	6,000,000
	California State Department of Water Resources:
12,900,000	LOC-Lloyds TSB Bank PLC, 0.260%, 1/4/10 (a)	12,900,000
	Power Supply Revenue:
11,900,000	LOC-Bank of New York, 0.200%, 1/4/10 (a)	11,900,000
100,000	LOC-Bayerische Landesbank, 0.220%, 1/4/10 (a)	100,000
18,700,000	LOC-BNP Paribas, 0.260%, 1/4/10 (a)	18,700,000
35,850,000	LOC-Landesbank Hessen-Thuringen, 0.200%, 1/4/10 (a)	35,850,000
	Los Angeles, CA, Department of Water & Power:
3,600,000	SPA-Banco Bilboa Vizcaya, 0.180%, 1/4/10 (a)	3,600,000

See Notes to Schedule of Investments.

6

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Utilities — 11.7% (continued)
	TECP:
	LOC-Banco Bilbao Vizcaya:
$ 12,500,000	0.250% due 1/12/10	$12,500,000
64,600,000	0.300% due 1/13/10	64,600,000
2,400,000	LOC-Banco Bilbao Vizcaya Argentina, 0.350% due 1/12/10	2,400,000
	San Francisco, CA, City & County Public Utilities Commission:
14,500,000	LOC-BNP Paribas, 0.400% due 1/12/10	14,500,000
3,500,000	TECP, LOC-BNP Paribas, 0.300% due 2/10/10	3,500,000
	Southern California Public Power Authority:
10,040,000	Project Revenue, LOC-KBC Bank N.V., 0.210%, 1/6/10 (a)	10,040,000
1,000,000	Transmission Project Revenue, AMBAC, LOC-Lloyds TSB Bank PLC,
	0.230%, 1/6/10 (a)	1,000,000
	Walnut, CA, Energy Center Authority:
21,000,000	Revenue, 1.500% due 6/8/10 (c)	21,075,213
5,000,000	TECP, LOC-State Street Bank & Trust Co., 0.330% due 4/7/10	5,000,000

	Total Utilities	227,965,213

Water & Sewer — 11.7%
12,500,000	Bakersfield, CA, Wastewater Revenue, AGM, SPA-Dexia Credit Local,
	0.360%, 1/7/10 (a)	12,500,000
17,380,000	City of Santa Rosa, CA, Wastewater Revenue, LOC-Landesbank Baden-Wurttemberg,
	0.450%, 1/7/10 (a)	17,380,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
17,500,000	0.320% due 1/8/10	17,500,000
8,500,000	0.300% due 1/13/10	8,500,000
6,400,000	0.350% due 2/11/10	6,400,000
	Metropolitan Water District of Southern California:
35,000,000	0.300%, 1/7/10 (a)	35,000,000
3,200,000	SPA-BNP Paribas, 0.200%, 1/4/10 (a)	3,200,000
2,900,000	SPA-Landesbank Hessen, 0.200%, 1/7/10 (a)	2,900,000
	SPA-Lloyds TSB Bank PLC:
4,900,000	0.220%, 1/4/10 (a)	4,900,000
26,200,000	0.270%, 1/4/10 (a)	26,200,000
9,730,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance,
	0.280%, 1/4/10 (a)	9,730,000
	Sacramento County, CA, Sanitation District Financing Authority Revenue:
6,600,000	LIQ-Bank of America N.A., 0.210%, 1/4/10 (a)	6,600,000
11,405,000	LOC-Bank of America N.A., 0.210%, 1/4/10 (a)	11,405,000
	San Diego County, CA, Water Authority, TECP:
	LOC-BNP Paribas:
10,000,000	0.350% due 1/13/10	10,000,000
29,200,000	0.300% due 2/2/10	29,200,000
3,400,000	0.250% due 2/4/10	3,400,000
9,650,000	0.230% due 2/10/10	9,650,000
9,000,000	LOC-Dexia Credit Local, 0.220% due 1/20/10	9,000,000
3,800,000	Turlock, CA, COP, Capital Improvement & Refunding Project,
	LOC-Societe Generale, 0.200%, 1/4/10 (a)	3,800,000
100,000	West Basin, CA, Municipal Water District Revenue COP,
	SPA-Dexia Credit Local, 0.230%, 1/6/10 (a)	100,000

	Total Water & Sewer	227,365,000

TOTAL INVESTMENTS — 100.0% (Cost — $1,948,694,497#)	1,948,694,497
Other Assets in Excess of Liabilities — 0.0%	723,857

TOTAL NET ASSETS — 100.0%	$1,949,418,354

See Notes to Schedule of Investments.

7

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Maturity date shown represents the mandatory tender date.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AGM	- Assured Guaranty Municipal Corp. - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
EFA	- Educational Facilities Authority
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
PCFA	- Pollution Control Finance Authority
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Notes
USD	- Unified School District

See Notes to Schedule of Investments.

8

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Ratings Table*

S&P/Moody’s/Fitch**
A-1	82.2%
VMIG1	9.1
SP-1	4.2
F-1	2.6
MIG1	1.0
A	0.7
P-1	0.1
AA/Aa	0.1

100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

9

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

10

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

11

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$1,948,694,497	—	$1,948,694,497

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

12

Notes to Schedule of Investments (unaudited)(continued)

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 22, 2010

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 22, 2010